CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2021 (Unaudited)
		Shares or
		Principal	Fair	Percent of
		Amount	Value	Net Assets
COMMON STOCKS - 47.75%
FINANCE & INSURANCE
JPMorgan Chase & Co.		4,600	$715,484	1.88%

HEALTH CARE
Encompass Health Corp.		6,500	507,195	1.33

INFORMATION
Comcast Corp. - Class A		9,800	558,796	1.47
Discovery, Inc. - Class C (a)		16,750	485,415	1.27
Lumen Technologies, Inc.		40,000	543,600	1.43
Microsoft Corp.		6,100	1,652,490	4.34
The Walt Disney Co. (a)		4,600	808,542	2.12
			4,048,843	10.63
MANAGEMENT OF COMPANIES & ENTERPRISES
Vivendi SA - ADR (b)		18,750	630,563	1.66

MANUFACTURING
AbbVie, Inc.		5,700	642,048	1.68
DuPont de Nemours, Inc.		9,000	696,690	1.83
Exxon Mobil Corp.		7,600	479,408	1.26
Fortune Brands Home & Security, Inc.		7,000	697,270	1.83
Hanesbrands, Inc.		30,000	560,100	1.47
Hubbell, Inc.		2,400	448,416	1.18
Johnson & Johnson		3,300	543,642	1.43
Moderna, Inc. (a)		2,400	563,952	1.48
Northrop Grumman Corp.		1,000	363,430	0.95
The Hershey Co.		2,990	520,798	1.37
			5,515,754	14.48
MINING, QUARRYING & OIL & GAS EXTRACTION
Dorchester Minerals, LP		16,000	269,600	0.71
Franco-Nevada Corp. (b)		5,600	812,392	2.13
Kimbell Royalty Partners, LP		23,000	295,550	0.77
Martin Marietta Materials, Inc.		1,100	386,991	1.02
Pioneer Natural Resources Co.		4,750	771,970	2.03
Schlumberger Ltd. (b)		14,200	454,542	1.19
			2,991,045	7.85
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (a)		7,500	730,950	1.92

RETAIL TRADE
Amazon.com, Inc. (a)		220	756,835	1.99
Lowe’s Companies, Inc.		4,000	775,880	2.03
The TJX Companies, Inc.		7,500	505,650	1.33
			2,038,365	5.35
TRANSPORTATION & WAREHOUSING
Kansas City Southern		1,600	453,392	1.19

UTILITIES
Kinder Morgan, Inc.		30,500	556,015	1.46
TOTAL COMMON STOCKS (Cost $10,221,827)			18,187,606	47.75

PREFERRED STOCK - 0.57%
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES
Qurate Retail, Inc.		2,000	216,500	0.57
TOTAL PREFERRED STOCK (Cost $198,612)			216,500	0.57

EXCHANGE TRADED FUNDS - 6.01%
JPMorgan Ultra-Short Income ETF		14,500	735,730	1.93
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		5,000	509,850	1.34
Sprott Physical Gold Trust (a)(b)		74,500	1,045,235	2.74
TOTAL EXCHANGE TRADED FUNDS (Cost $1,999,236)			2,290,815	6.01

CLOSED-END FUNDS - 3.87%
PIMCO Flexible Credit Income Fund - Institutional Class (e)		47,619	460,480	1.21
Pioneer ILS Interval Fund (e)		117,583	1,014,740	2.66
TOTAL CLOSED-END FUNDS (Cost $1,640,000)			1,475,220	3.87

OPEN-END FUNDS - 1.91%
Cohen & Steers Institutional Realty Shares		6,629	346,167	0.91
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class		65,333	379,582	1.00
TOTAL OPEN-END FUNDS (Cost $630,435)			725,749	1.91

PRIVATE FUNDS - 8.56%
LLR Equity Partners V, L.P. (d)(e)		920,000	1,009,081	2.65
LRVHealth, L.P. (d)(e)		225,000	195,846	0.51
Moran Tice 20:20 Fund, L.P. (a)(d)(e)		250,000	240,845	0.63
Partners Group Private Equity (Master Fund) LLC - Class I (d)(e)		89,425	690,895	1.81
RCP Select Capital Fund, L.P. (d)(e)		125,000	125,000	0.33
SPAC Opportunity Partners, LLC - Class A (a)(d)(e)		1,000,000	1,000,000	2.63
TOTAL PRIVATE FUNDS (Cost $2,911,268)			3,261,667	8.56

REITS - 2.12%
FINANCE & INSURANCE
Medical Properties Trust, Inc.		22,000	442,200	1.16

REAL ESTATE & RENTAL & LEASING
First Industrial Realty Trust, Inc.		7,000	365,610	0.96
TOTAL REITS (Cost $551,146)			807,810	2.12

ROYALTY TRUST - 8.09%
MINING, QUARRYING & OIL & GAS EXTRACTION
Texas Pacific Land Corp.		1,925	3,079,500	8.09
TOTAL ROYALTY TRUST (Cost $252,826)			3,079,500	8.09

CORPORATE BONDS - 2.94%
FINANCE & INSURANCE
AerCap Ireland Capital DAC / AerCap Global Aviation Trust - Class B, 3.300%, 01/23/2023 (b)		100,000	103,712	0.27
BP Capital Markets PLC, 4.875% to 12/22/2021 then 5 Year Treasury Note + 4.398%, Perpetual (b)(f)(g)		150,000	164,334	0.43
Discover Financial Services, 3.850%, 11/21/2022		200,000	209,554	0.55
JPMorgan Chase & Co., 3.522% to 10/01/2021 then 3 Month LIBOR USD + 3.320%, Perpetual (f)(g)		175,000	175,438	0.46
			653,038	1.71
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022		200,000	206,216	0.54

MINING, QUARRYING & OIL & GAS EXTRACTION
Freeport-McMoRan, Inc., 4.125%, 03/01/2028		150,000	156,562	0.41

RETAIL TRADE
CVS Health Corp., 3.700%, 03/09/2023		100,000	105,303	0.28
TOTAL CORPORATE BONDS (Cost $1,094,012)			1,121,119	2.94

U.S. GOVERNMENT OBLIGATIONS - 5.93%
United States Treasury Notes
1.875%, 01/31/2022		1,600,000	1,616,750	4.24
2.250%, 08/15/2027		600,000	642,023	1.69
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,267,297)			2,258,773	5.93

SHORT-TERM INVESTMENTS - 12.35%
MONEY MARKET FUNDS
Fidelity Institutional Government Portfolio - Institutional Class, 0.01% (c)		1,102,679	1,102,679	2.89
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)		1,800,000	1,800,000	4.73
Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 0.03% (c)		1,800,000	1,800,000	4.73
TOTAL SHORT-TERM INVESTMENTS (Cost $4,702,679)			4,702,679	12.35

Total Investments (Cost $26,469,338) - 100.10%			38,127,438	100.10
Liabilities in Excess of Other Assets - (0.10)%			(36,260)	(0.10)
TOTAL NET ASSETS - 100.00%			$38,091,178	100.00%

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	This security has a fluctuating yield; rate disclosed is the 7-day yield as of June 30, 2021.
(d)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(e)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At June 30, 2021, restricted securities represented 12.43% of net assets of the Fund.
(f)
Variable rate security; the coupon is based on a reference index and spread. The rate reported is the current rate as of June 30, 2021. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(g)	Security is a perpetual bond and has no definite maturity date.

Concorde Wealth Management Fund
Schedule of Written Options
June 30, 2021 (Unaudited)
	Notional	Number of	Fair	Percent of
	Amount	Contracts (a)	Value	Net Assets
WRITTEN OPTIONS - (0.08)%
WRITTEN CALL OPTIONS - (0.06)%
AbbVie, Inc.
Expiration: July 2021, Exercise Price: $117	$450,560	40	$1,600	0.00%
Comcast Corp.
Expiration: July 2021, Exercise Price: $58	342,120	60	3,600	0.01
DuPont de Nemours, Inc.
Expiration: July 2021, Exercise Price: $85 (b)	387,050	50	1,250	0.00
Encompass Health Corp.
Expiration: July 2021, Exercise Price: $85	507,195	65	1,950	0.01
Fortune Brands Home & Security, Inc.
Expiration: July 2021, Exercise Price: $105	348,635	35	875	0.00
Lowe’s Cos., Inc.
Expiration: July 2021, Exercise Price: $195	387,940	20	6,200	0.02
The TJX Cos., Inc.
Expiration: July 2021, Exercise Price: $68	337,100	50	6,000	0.02
TOTAL WRITTEN CALL OPTIONS (Premiums Received $35,969)			21,475	0.06
WRITTEN PUT OPTIONS (0.02)%
Discovery, Inc.
Expiration: July 2021, Exercise Price: $28	72,450	25	975	0.00
DuPont de Nemours, Inc.
Expiration: July 2021, Exercise Price: $73	77,410	10	995	0.00
Exxon Mobil Corp.
Expiration: July 2021, Exercise Price: $62	75,696	12	1,356	0.00
Hubbell, Inc.
Expiration: August 2021, Exercise Price: $175	186,840	10	2,300	0.01
Johnson & Johnson
Expiration: July 2021, Exercise Price: $160	247,110	15	1,620	0.00
JPMorgan Chase & Co.
Expiration: July 2021, Exercise Price: $146	77,770	5	435	0.00
Schlumberger Ltd.
Expiration: July 2021, Exercise Price: $31	64,020	20	1,760	0.00
TOTAL WRITTEN PUT OPTIONS (Premiums Received $13,331)			9,441	0.02
TOTAL WRITTEN OPTIONS (Premiums received $49,300)			$30,916	0.08%

Percentages are stated as a percent of net assets.
(a)	Each contract has a multiplier of 100.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.

Securities Valuation as of June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  FASB ASC Topic 820, Fair Value Measurements and Disclosures ("ASC 820") defines fair values, establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund's investments. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, credit risk, yield curves, default rates and simlar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability at the measurement date and would be based on the best available information.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund's investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors.

Additional information on each illiquid restricted security held by the Fund on June 30, 2021 is as follows:

Security	Initial Acquisition Date	Shares	Cost	Fair Value	% of Net Assets
Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017	89,425	$500,000	$690,895	1.81%
LLR Equity Partners V, L.P.	March 14, 2018	920,000	818,583	1,009,081	2.65
PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018	47,619	500,000	460,480	1.21
Pioneer ILS Interval Fund	August 27, 2018	117,583	1,140,000	1,014,740	2.66
LRVHealth, L.P.	July 16, 2019	225,000	217,684	195,846	0.51
Moran Tice 20:20 Fund, L.P.	July 31, 2020	250,000	250,000	240,845	0.63
SPAC Opportunity Partners, LLC - Class A	March 25, 2021	1,000,000	1,000,000	1,000,000	2.63
RCP Select Capital Fund, L.P.	June 7, 2021	125,000	125,000	125,000	0.33
			$4,551,268	$4,736,887	12.43%

The following table summarized the inputs used to value the Fund's investments measured at fair value as of June 30, 2021:
		Practical Expedient*	Level 1	Level 2	Level 3	Total
Investments - Assets:
	Common Stocks*	$-	$18,187,606	$-	$-	$18,187,606
	Preferred Stock*	-	216,500	-	-	216,500
	Exchange Traded Funds	-	2,290,815	-	-	2,290,815
	Closed-End Funds	-	1,475,220	-	-	1,475,220
	Open-End Funds	-	725,749	-	-	725,749
	Private Funds	3,261,667 ^	-	-	-	3,261,667
	REITs*	-	807,810	-	-	807,810
	Royalty Trust*	-	3,079,500	-	-	3,079,500
	Corporate Bonds*	-	-	1,121,119	-	1,121,119
	U.S. Government Obligations	-	-	2,258,773	-	2,258,773
	Short-Term Investments	-	4,702,679	-	-	4,702,679
	Total Investments - Assets	$3,261,667	$31,485,879	$3,379,892	$-	$38,127,438

Other Financial Instruments - Liabilities:
	Written Options	$-	$18,421	$11,245	$1,250	$30,916

	*See the Schedule of Investments for industry classifications.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy		Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments		None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services		Not Applicable
	LRVHealth, L.P	No	Not Applicable	Capital Appreciation	Non-diversified portfolio of insurance-linked securities		Not Applicable
	Moran Tice 20:20 Fund, L.P.	Yes	30 days	Value	Diversified portfolio of investments the Investment Manager believes will be influenced by macro-economic trends and/or event-driven situations		None
	RCP Select Capital Fund, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of ground-up development, value-add and income producing real estate projects and real estate financings.		Not Applicable
	SPAC Opportunity Partners, LLC - Class A	Yes	93 days	Capital Appreciation	Divsified portfolio of special purpose acquisition companies, or "SPACs".		2 years

(1)
Up to 5% of the Fund's net asset value per quarter via tender offer. The tender offer is subject to board approval and not a guarantee of future liquidity. A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers in or out of Level 3.
		Written Options	Total
	Balance as of September 30, 2020	$-	$-
	Accrued discounts/premiums	-	-
	Realized gain (loss)	-	-
	Change in unrealized (depreciation)	(2,673)	(2,673)
	Purchases	3,923	3,923
	(Sales)	-	-
	Transfer in and/or out of Level 3	-	-
	Balance as of June 30, 2021	$1,250	$1,250

	Change in unrealized appreciation/depreciation during the period for Level 3 investments held at June 30, 2021	$-

The Level 3 investments as of June 30, 2021 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.